Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2016	Dec. 31, 2015
General partner units outstanding	7,371,105
Limited Partners Common Units [Member] | Public [Member]
Units issued	271,000,000	240,000,000
Units outstanding	271,000,000	240,000,000
Limited Partners Class B Units [Member]
Units issued	4,000,000	8,000,000
Units outstanding	4,000,000	8,000,000
MPC [Member] | Limited Partners Common Units [Member]
Units issued	86,000,000	57,000,000
Units outstanding	86,000,000	57,000,000
MPC [Member] | General Partner [Member]
General partner units issued	7,000,000	7,000,000
General partner units outstanding	7,000,000	7,000,000